Schedule of effective income tax rate reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes at Italy statutory rate	€ (2,037,277)	€ (2,794,909)	€ (2,034,663)
Permanent differences	(39,935)	309,512	(160,133)
Other	71,627	(171,032)	715
Federal Income tax for Genenta INC	(62,825)	(89,910)	(31,993)
Change in valuation allowance	2,068,410	2,746,339	2,226,074
Total provision expense for income taxes